Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%		13.62%	6.53%
Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%		12.34%	7.65%
Institutional Class [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%		12.88%	8.15%
Institutional class
Average Annual Return [Line Items]
Average Annual Return, Percent	14.34%	13.55%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%		13.18%	5.76%
S&P 500 Index Select
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.84%	12.96%
S&P 500 Index Opp Inv
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.84%	12.96%
S&P 500 Index Opp Inst
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.84%	12.96%
C B O E Sand P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.69%	14.03%
S&P 500 Index Enhanced
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	22.38%
S&P 500 Index Texas
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.84%	12.96%